NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.8%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-------------------------------------------------------------------------------
Assisted Living -- 5.0%
-------------------------------------------------------------------------------
      $ 6,035          Arizona Health Facilities Authority,
                       (Care Institute, Inc. - Mesa),
                       7.625%, 1/1/26                            $    6,002,773
       17,070          Bell County, TX, Health Facilities
                       Authority, (Care Institute, Inc.,
                       Texas), 9.00%, 11/1/24                        18,777,171
        3,060          Chester, PA, IDA, (Senior LifeChoice of
                       Kimberton), (AMT), 8.50%, 9/1/25               3,355,810
        5,000          Chester, PA, IDA, (Senior LifeChoice of
                       Paoli, L.P.), (AMT), 8.05%, 1/1/24             5,378,950
        4,960          Delaware, PA, IDA, (Glen Riddle), (AMT),
                       8.625%, 9/1/25                                 5,469,194
       10,000          Glen Cove, NY, IDA, (Regency at Glen
                       Cove), 9.50%, 7/1/12                          10,487,300
       15,000          Illinois Development Finance Authority,
                       (Care Institute, Inc. - Illinois),
                       7.80%, 6/1/25                                 15,745,050
        4,605          New Jersey EDA, (Chelsea at East
                       Brunswick), (AMT), 8.25%, 10/1/20              4,900,917
        9,715          New Jersey EDA, (Forsgate), (AMT),
                       8.625%, 6/1/25                                10,779,375
        4,935          North Syracuse Village Housing
                       Authority, NY, (AJM Senior Housing,
                       Inc., Janus Park), 8.00%, 6/1/24               4,760,202
        7,915          Roseville, MN, Elder Care Facility,
                       (Care Institute, Inc. - Roseville),
                       7.75%, 11/1/23                                 7,770,393
       12,430          St. Paul, MN, Housing and Redevelopment,
                       (Care Institute, Inc. - Highland),
                       8.75%, 11/1/24                                13,816,194
-------------------------------------------------------------------------------
                                                                 $  107,243,329
-------------------------------------------------------------------------------
Cogeneration -- 5.6%
-------------------------------------------------------------------------------
      $22,150          Maryland Energy Cogeneration, (AES
                       Warrior Run), (AMT), 7.40%, 9/1/19        $   23,381,097
       30,775          New Jersey EDA, (Vineland Cogeneration),
                       (AMT), 7.875%, 6/1/19                         32,423,617
       12,950          Palm Beach County, FL, (Osceola Power),
                       (AMT), 6.95%, 1/1/22(1)                        7,834,750
        6,100          Pennsylvania EDA, (Northampton
                       Generating), (AMT), 6.50%, 1/1/13              6,199,247
       18,450          Pennsylvania EDA, (Northampton
                       Generating), (AMT), 6.60%, 1/1/19             18,984,127
        7,000          Pennsylvania EDA, (Northampton
                       Generating), Junior Liens, (AMT),
                       6.875%, 1/1/11                                 7,123,900
        5,000          Pennsylvania EDA, (Northampton
                       Generating), Junior Liens, (AMT),
                       6.95%, 1/1/21                                  5,113,400
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Cogeneration (continued)
-------------------------------------------------------------------------------
      $35,000          Robbins, Cook County, IL, (Robbins
                       Resource Recovery Partners, L.P.),
                       8.375%, 10/15/16                          $   18,812,500
-------------------------------------------------------------------------------
                                                                 $  119,872,638
-------------------------------------------------------------------------------
Economic Development Revenue -- 1.0%
-------------------------------------------------------------------------------
      $21,775          New Jersey EDA, (Continental Airlines),
                       (AMT), 6.25%, 9/15/29                     $   21,185,768
-------------------------------------------------------------------------------
                                                                 $   21,185,768
-------------------------------------------------------------------------------
Education -- 1.4%
-------------------------------------------------------------------------------
      $ 4,130          California Educational Facilities
                       Authority, (Stanford University),
                       Variable Rate, 6/1/27(2)                  $    3,558,780
       12,500          Houston, TX, Higher Education Finance
                       Corp., Variable Rate, 5/15/23(2)(3)           10,742,750
        9,000          New York Dormitory Authority, (State
                       University Educational Facilities),
                       7.50%, 5/15/11                                10,408,230
        5,000          Vermont Educational and Health Buildings
                       Financing Agency, (Middlebury College),
                       5.00%, 11/1/38                                 4,265,550
-------------------------------------------------------------------------------
                                                                 $   28,975,310
-------------------------------------------------------------------------------
Electric Utilities -- 1.4%
-------------------------------------------------------------------------------
      $ 9,500          Intermountain Power Agency, UT,
                       5.00%, 7/1/23                             $    8,419,660
       22,000          Long Island Power Authority, NY,
                       Electric System Revenue,
                       5.50%, 12/1/29(4)                             20,545,140
-------------------------------------------------------------------------------
                                                                 $   28,964,800
-------------------------------------------------------------------------------
Escrowed / Prerefunded -- 17.7%
-------------------------------------------------------------------------------
      $ 6,317          Albuquerque, NM, Retirement Facilities,
                       (La Vida Liena Retirement Center),
                       Prerefunded to 2/1/03, 8.625%, 2/1/20     $    7,244,099
       42,500          Bakersfield, CA, (Bakersfield Assisted
                       Living Center), Escrowed to Maturity,
                       0.00%, 4/15/21                                11,562,550
        2,200          Bexar County, TX, Health Facilities,
                       (St. Luke's Lutheran), Escrowed to
                       Maturity, 7.00%, 5/1/21                        2,556,092
      171,955          Colorado Health Facilities Authority,
                       (Liberty Heights), Escrowed to Maturity,
                       0.00%, 7/15/24                                37,168,073
      244,325          Dawson Ridge, CO, Metropolitan District
                       #1, Escrowed to Maturity,
                       0.00%, 10/1/22                                52,065,657
       11,175          Dawson Ridge, CO, Metropolitan District
                       #1, Escrowed to Maturity,
                       0.00%, 10/1/22                                 2,381,392
        6,000          District of Columbia, (Washington
                       Hospital Center Issue - Medlantic
                       Healthcare Group, Inc.), Prerefunded to
                       8/15/02, 7.125%, 8/15/19                       6,537,900

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------------
      $ 7,000          Florida, (Mid-Bay Bridge Authority),
                       Escrowed to Maturity, 6.875%, 10/1/22     $    8,037,050
        4,135          Hazelton Luzerne, PA, (Saint Joseph
                       Medical Center), Prerefunded to 7/1/03,
                       8.375%, 7/1/12                                 4,675,693
      101,555          Illinois Development Finance Authority,
                       (Regency Park), Escrowed to Maturity,
                       0.00%, 7/15/23                                21,099,067
       60,360          Illinois Development Finance Authority,
                       (Regency Park), Escrowed to Maturity,
                       0.00%, 7/15/25                                10,988,538
        4,650          Illinois HEFA, (Chicago Osteopathic
                       Health Systems), Escrowed to Maturity,
                       7.125%, 5/15/11                                5,252,500
        4,500          Illinois HEFA, (Chicago Osteopathic
                       Health Systems), Prerefunded to
                       11/15/19, 7.25%, 5/15/22                       5,247,270
       11,395          Louisiana Public Facilities Authority,
                       (Southern Baptist Hospitals, Inc.),
                       Escrowed to Maturity, 8.00%, 5/15/12          13,366,563
        5,675          Maricopa County, AZ, IDA, (Place Five
                       and The Greenery), Escrowed to Maturity,
                       6.625%, 1/1/27                                 6,378,586
        1,000          Maricopa County, AZ, IDA, Multifamily,
                       Escrowed to Maturity, 6.45%, 1/1/17            1,096,290
       41,015          Massachusetts Turnpike Authority,
                       Escrowed to Maturity, (FGIC),
                       5.125%, 1/1/23                                38,048,385
        4,300          Mille Lacs Capital Improvements, MN,
                       (Mille Lacs Band of Chippewa Indians),
                       Prerefunded to 11/1/02, 9.25%, 11/1/12         4,977,594
        5,000          Mississippi Hospital Equipment and
                       Facilities Authority, (Magnolia
                       Hospital), Prerefunded to 10/1/01,
                       7.375%, 10/1/21                                5,377,850
      100,000          Mississippi Housing Finance Corp.,
                       Single Family, Escrowed to Maturity,
                       (AMT), 0.00%, 6/1/15                          40,949,000
       22,500          New Jersey Sports and Exposition
                       Authority, (Monmouth Park), Prerefunded
                       to 1/1/05, 8.00%, 1/1/25                      26,379,900
        6,105          North Salt Lake Municipal Building
                       Authority, Davis County, UT, Prerefunded
                       to 12/1/02, 8.625%, 12/1/17                    7,033,876
       46,210          San Joaquin Hills Transportation
                       Corridor Agency, CA, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/20           14,487,297
       72,685          San Joaquin Hills Transportation
                       Corridor Agency, CA, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/21           21,342,497
       45,045          San Joaquin Hills Transportation
                       Corridor Agency, CA, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/23           11,732,421
       15,000          San Joaquin Hills Transportation
                       Corridor Agency, CA, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/25            3,463,050
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------------
      $ 5,435          South Dakota HEFA, (Prairie Lakes Health
                       Care), Prerefunded to 04/1/03,
                       7.25%, 4/1/22                             $    5,991,544
-------------------------------------------------------------------------------
                                                                 $  375,440,734
-------------------------------------------------------------------------------
Gas Utilities -- 0.2%
-------------------------------------------------------------------------------
      $ 5,250          Philadelphia, PA, Natural Gas Works,
                       Variable Rate, 7/1/28(2)                  $    3,902,745
-------------------------------------------------------------------------------
                                                                 $    3,902,745
-------------------------------------------------------------------------------
General Obligations -- 1.6%
-------------------------------------------------------------------------------
      $10,250          Florida Board of Education,
                       4.75%, 6/1/28(4)                          $    8,622,300
       10,190          Georgia, 4.25%, 8/1/18(4)                      8,512,013
       15,000          North East Independent School District,
                       TX, 4.50%, 10/1/28                            11,830,650
        4,800          Texas, Variable Rate, 8/1/24(2)(3)             4,279,872
        2,080          Texas, Variable Rate, 8/1/29(2)(3)             1,798,347
-------------------------------------------------------------------------------
                                                                 $   35,043,182
-------------------------------------------------------------------------------
Hospital -- 5.8%
-------------------------------------------------------------------------------
      $ 6,500          Arizona Health Facilities Authority,
                       (Phoenix Memorial Hospital),
                       8.20%, 6/1/21                             $    6,674,005
        2,325          Berlin, MD, (Atlantic General Hospital),
                       8.375%, 6/1/22                                 2,446,388
       22,000          Colorado Health Facilities Authority,
                       (Rocky Mountain Adventist),
                       6.625%, 2/1/22                                20,250,780
        4,000          Corinth and Alcorn County, MS, (Magnolia
                       Registered Health Center),
                       5.50%, 10/1/21                                 3,531,000
          300          Corinth and Alcorn County, MS, (Magnolia
                       Registered Health Center),
                       5.50%, 10/1/21                                   264,825
        4,000          Crossville, TN, HEFA, (Cumberland
                       Medical Center), 6.75%, 11/1/12                4,162,360
        3,775          Hawaii State Department of Budget and
                       Finance, (Wahiawa General Hospital),
                       7.50%, 7/1/12                                  3,953,406
        1,000          Illinois Health Facilities Authority,
                       (Holy Cross Hospital), 6.70%, 3/1/14           1,059,760
        2,650          Illinois Health Facilities Authority,
                       (Holy Cross Hospital), 6.75%, 3/1/24           2,784,752
        4,500          Indiana Health Facility Financing
                       Authority, (Memorial Hospital and Health
                       Care Center), 7.40%, 3/1/22                    4,711,905
        8,010          Louisiana Public Facilities Authority,
                       (General Health Systems),
                       6.80%, 11/1/16                                 8,398,966
       10,000          Maricopa County, AZ, IDA, (Mayo
                       Foundation), Residual Certificates,
                       Variable Rate, 11/15/37(2)(3)                  7,883,800

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------------
      $ 2,000          Marshall County, AL, (Guntersville-Arab
                       Medical Center), 7.00%, 10/1/09           $    2,091,260
        2,000          Marshall County, AL, (Guntersville-Arab
                       Medical Center), 7.00%, 10/1/13                2,094,120
       13,815          Massachusetts HEFA, (Partners Healthcare
                       System), 5.25%, 7/1/29                        12,133,853
        3,500          Orange County, FL, HFA, (Westminster
                       Community Care), 6.75%, 4/1/34                 3,500,000
        9,000          Philadelphia, PA, HEFA, (Graduate Health
                       System), 6.625%, 7/1/21(1)                     3,330,000
        2,250          Philadelphia, PA, HEFA, (Graduate Health
                       System), 7.25%, 7/1/18(1)                        832,500
        3,075          Prince George's County, MD, (Greater
                       Southeast Healthcare System),
                       6.375%, 1/1/23(1)                              1,382,766
        7,750          Rhode Island HEFA, (Saint Joseph Health
                       Services), 5.50%, 10/1/29                      6,678,252
       25,000          Rochester, MN, (Mayo Clinic),
                       5.50%, 11/15/27                               24,148,750
-------------------------------------------------------------------------------
                                                                 $  122,313,448
-------------------------------------------------------------------------------
Hotel -- 0.1%
-------------------------------------------------------------------------------
      $ 4,205          Niagara County, NY IDA, (Wintergarden
                       Inn Associates), 9.75%, 6/1/11(1)         $    1,660,975
-------------------------------------------------------------------------------
                                                                 $    1,660,975
-------------------------------------------------------------------------------
Housing -- 5.3%
-------------------------------------------------------------------------------
      $ 3,000          ABAG Finance Authority for Nonprofit
                       Corp., CA, (Civic Center Drive
                       Apartments), (AMT), 6.375%, 9/1/32        $    2,999,790
        7,505          Arkansas Development Finance Authority,
                       MFMR, (Park Apartments), (AMT),
                       5.95%, 12/1/28                                 7,004,416
        6,200          Bexar County, TX, Housing Finance Corp.,
                       (Arboretum Apartments), (AMT),
                       6.10%, 8/1/36                                  6,154,368
        7,000          Bexar County, TX, Housing Finance Corp.,
                       (North Knoll Apartments), 5.90%, 4/1/37        6,579,930
        9,350          California Housing Finance Agency, RIBS,
                       (AMT), Variable Rate, 8/1/23(2)               10,121,375
       12,000          California Statewide Communities
                       Development Authority, (Chesapeake Bay
                       Apartments), 6.00%, 6/1/32                    11,396,280
        6,750          California Statewide Communities
                       Development Authority, (Nantucket Bay
                       Apartments), 6.00%, 6/1/32                     6,410,407
        2,500          California Statewide Communities
                       Development Authority, (Oaks at Sunset
                       Apartments), 6.00%, 6/1/36                     2,370,100
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------------
      $ 7,800          California Statewide Communities
                       Development Authority, (San Luis Bay
                       Village Apartments), (AMT),
                       6.25%, 9/1/36                             $    7,777,146
        5,000          Colorado HFA, Single Family Housing,
                       (AMT), 7.55%, 11/1/27                          5,498,850
        1,890          El Paso County, TX, Housing Finance
                       Corp., (San Jose Ltd.), (AMT),
                       6.00%, 8/1/31                                  1,871,270
        3,750          El Paso County, TX, Housing Finance
                       Corp., (San Jose Ltd.), (AMT),
                       6.10%, 8/1/31                                  3,713,212
       10,800          Lake Creek, CO, (Affordable Housing
                       Corp.), 6.25%, 12/1/23                        10,320,156
        8,000          Los Angeles County Housing Authority,
                       CA, (Corporate Fund for Housing),
                       10.50%, 12/1/29                                7,926,080
          995          Louisiana Public Facilities Authority,
                       (Eden Point), 6.25%, 3/1/34                      924,992
        1,455          Maricopa County, AZ, IDA, (National
                       Health Facilities II), 6.375%, 1/1/19          1,399,521
        6,830          Minneapolis, MN, Community Development,
                       Multifamily Housing, (Lindsay Brothers),
                       6.60%, 12/1/18                                 6,792,503
        5,820          Montana Board of Housing, Single Family,
                       (AMT), 5.45%, 6/1/27                           5,389,902
        8,300          Speedway Industrial, IN, (Hermitage
                       Apartments), (AMT), 6.00%, 5/1/31              7,873,048
-------------------------------------------------------------------------------
                                                                 $  112,523,346
-------------------------------------------------------------------------------
Industrial Development Revenue -- 11.8%
-------------------------------------------------------------------------------
      $ 7,500          Austin, TX, (Cargoport Development LLC),
                       (AMT), 8.30%, 10/1/21                     $    7,880,550
        2,000          California Pollution Control Financing
                       Authority, (Laidlaw Environmental),
                       (AMT), 6.70%, 7/1/07                           2,020,040
        2,000          Camden County, NJ, (Holt Hauling),
                       (AMT), 9.875%, 1/1/21                          2,358,280
        6,050          Carbon County, UT, (Laidlaw
                       Environmental), (AMT), 7.50%, 2/1/10           6,566,972
        6,000          Clark County, NV, (Nevada Power), RITES,
                       (AMT), Variable Rate, 10/1/30(2)               5,346,480
        5,000          Connecticut Development Authority,
                       (Connecticut Light and Power), Variable
                       Rate, 9/1/28(2)(3)                             4,266,700
        6,500          Connecticut Development Authority,
                       (Western Mass Electric), Variable Rate,
                       9/1/28(2)(3)                                   5,554,705
       13,550          Courtland, AL, (Champion International
                       Corp.), (AMT), 7.00%, 6/1/22                  14,244,980
       31,500          Denver, CO, Airport Special Facilities,
                       (United Airlines), (AMT),
                       6.875%, 10/1/32                               32,395,860
        8,000          Effingham County, GA, Solid Waste
                       Disposal, (Fort James), (AMT),
                       5.625%, 7/1/18                                 7,633,920

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------------
      $13,480          Gulf Coast, TX, Waste Disposal,
                       (Champion International Corp.), (AMT),
                       6.875%, 12/1/28                           $   14,269,793
        5,928          Gwinnett County, GA,
                       (Plastics/Packaging, Inc.), (AMT),
                       10.75%, 5/1/13(1)                              2,193,201
        6,435          Kimball, NE, EDA, (Clean Harbors, Inc.),
                       10.75%, 9/1/26                                 6,794,330
        7,500          Little River County, AR,
                       (Georgia-Pacific Corp.), (AMT),
                       5.60%, 10/1/26                                 6,771,675
        6,500          Los Angeles, CA, Regional Airports
                       Improvement Corp., (LAXFuel), (AMT),
                       6.50%, 1/1/32                                  6,613,945
        5,000          McMinn County, TN, (Calhoun Newsprint
                       Co. - Bowater, Inc.), (AMT),
                       7.40%, 12/1/22                                 5,352,750
       10,000          Michigan Strategic, (S.D. Warren Co.),
                       7.375%, 1/15/22                               10,635,400
       15,000          Michigan Strategic, (S.D. Warren Co.),
                       (AMT), 7.375%, 1/15/22                        15,953,100
        3,810          Middleboro, MA, (Read Corp.),
                       9.50%, 10/1/10                                 3,972,573
       17,000          New Jersey EDA, (Holt Hauling),
                       7.75%, 3/1/27                                 18,192,890
        1,500          New Jersey EDA, (Holt Hauling), (AMT),
                       7.90%, 3/1/27                                  1,625,565
        1,000          Ohio Solid Waste Revenue, (Republic
                       Engineered Steels, Inc.), (AMT),
                       9.00%, 6/1/21                                  1,053,690
       22,600          Peninsula Ports Authority, VA, (Zeigler
                       Coal), 6.90%, 5/2/22                          22,125,400
       10,000          Pennsylvania, IDA, (Sun Company), (AMT),
                       7.60%, 12/1/24                                10,885,500
        2,585          Riverdale Village, IL, (ACME Metals,
                       Inc.), (AMT), 7.90%, 4/1/24(5)                 2,223,100
        2,000          Riverdale Village, IL, (ACME Metals,
                       Inc.), (AMT), 7.95%, 4/1/25(5)                 1,720,000
        2,285          Savannah, GA, (Intercat-Savannah, Inc.),
                       (AMT), 9.75%, 7/1/10                           1,763,197
        3,810          Savannah, GA, EDA, (Intercat-Savannah,
                       Inc.), (AMT), 9.00%, 1/1/15                    2,929,509
        2,000          Skowhegan, ME, (S.D. Warren Co.), (AMT),
                       6.65%, 10/15/15                                2,034,180
        3,500          Toole County, UT, Pollution Control,
                       (Laidlaw Environmental), (AMT),
                       7.55%, 7/1/27                                  3,698,170
       18,500          Valdez, AK, (British Petroleum),
                       Variable Rate, 8/1/25(2)(3)                   17,891,720
        4,000          Yavapai County, AZ, IDA, (Citizens
                       Utilities Co.), (AMT), 5.45%, 6/1/33           3,939,440
-------------------------------------------------------------------------------
                                                                 $  250,907,615
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------
Insured-Education -- 0.8%
-------------------------------------------------------------------------------
      $ 7,500          Massachusetts Industrial Financing
                       Authority, (Tufts University), (MBIA),
                       4.75%, 2/15/28                            $    6,251,175
       12,000          Virginia College, Building Authority,
                       Educational Facility, (Washington and
                       Lee University), (MBIA), 5.25%, 1/1/31        11,190,360
-------------------------------------------------------------------------------
                                                                 $   17,441,535
-------------------------------------------------------------------------------
Insured-Electric Utilities -- 6.5%
-------------------------------------------------------------------------------
      $10,000          Brazos River Authority, TX, (Houston
                       Lighting and Power Co.), (AMBAC), (AMT),
                       5.05%, 11/1/18(4)                         $    9,100,800
       11,000          Hawaii Budget and Finance Department,
                       (Hawaiian Electric Co.), (AMBAC), (AMT),
                       5.75%, 12/1/18(4)                             10,755,470
        9,000          Intermountain Power Agency, UT, (MBIA),
                       5.00%, 7/1/19                                  8,095,590
       22,000          Intermountain Power Agency, UT, (MBIA),
                       5.75%, 7/1/19                                 21,907,820
       10,000          Intermountain Power Agency, UT, (MBIA),
                       6.00%, 7/1/16(4)                              10,374,300
       10,000          Long Island Power Authority, NY, (FSA),
                       5.125%, 12/1/22                                9,117,500
       10,000          Los Angeles, CA, Department of Water and
                       Power, (MBIA), 5.00%, 10/15/33                 8,785,300
       12,500          Matagorda County, TX, Navigation
                       District, (Houston Lighting), (AMBAC),
                       (AMT), 5.125%, 11/1/28                        11,074,750
       26,000          Piedmont, SC, Municipal Power Agency,
                       (MBIA), 4.75%, 1/1/25                         21,519,940
       16,500          Sacramento, CA, Municipal Utility
                       District, (MBIA), Variable Rate,
                       11/15/15(2)                                   16,706,250
       15,350          South Carolina Public Services, RIBS,
                       (FGIC), Variable Rate, 1/1/25(2)(3)           11,186,313
-------------------------------------------------------------------------------
                                                                 $  138,624,033
-------------------------------------------------------------------------------
Insured-General Obligations -- 2.6%
-------------------------------------------------------------------------------
      $14,000          Chicago, IL, Board of Education, (FGIC),
                       0.00%, 12/1/29                            $    2,279,340
       25,725          Dallas County, TX, Utility and
                       Reclamation District, (AMBAC),
                       5.875%, 2/15/29(6)                            25,561,132
       10,000          Lancaster, PA, (FGIC), 4.50%, 5/1/28           7,955,100
        5,330          McGuffey, PA, School District, (AMBAC),
                       4.75%, 8/1/28                                  4,436,905
        3,125          Spring Ford, PA, School District,
                       (FGIC), 4.75%, 3/1/25                          2,631,188
        3,950          Umatilla County, OR, School District,
                       (MBIA), Variable Rate, 6/15/14(2)(3)           3,518,344

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------------
      $10,000          University of Vermont and State
                       Agricultural College, VT, (MBIA),
                       4.75%, 10/1/38                            $    8,017,800
-------------------------------------------------------------------------------
                                                                 $   54,399,809
-------------------------------------------------------------------------------
Insured-Hospital -- 1.0%
-------------------------------------------------------------------------------
      $15,460          Maryland HEFA, (Medlantic/Helix Issue),
                       (FSA), 5.25%, 8/15/38                     $   14,057,160
        7,000          Montgomery County, PA, HEFA, (Abington
                       Memorial Hospital) (AMBAC), Variable
                       Rate, 7/5/11(2)                                7,770,000
-------------------------------------------------------------------------------
                                                                 $   21,827,160
-------------------------------------------------------------------------------
Insured-Housing -- 0.4%
-------------------------------------------------------------------------------
      $ 7,525          SCA Multifamily Mortgage, Industrial
                       Development Board, Hamilton County, TN,
                       (FSA), (AMT), 7.35%, 1/1/30               $    8,126,925
-------------------------------------------------------------------------------
                                                                 $    8,126,925
-------------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.5%
-------------------------------------------------------------------------------
      $11,950          Chicago, IL, (The Peoples Gas Light and
                       Coke Company), RIBS, (AMBAC), (AMT),
                       Variable Rate, 12/1/23(2)(3)              $   11,250,089
-------------------------------------------------------------------------------
                                                                 $   11,250,089
-------------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.9%
-------------------------------------------------------------------------------
      $13,500          East Bay, CA, Municipal Utility
                       District, (MBIA), 4.75%, 6/1/34           $   11,295,720
       17,500          East Bay, CA, Municipal Utility
                       District, (MBIA), 4.75%, 6/1/28(4)            14,913,150
        7,000          George L. Smith, (Georgia World Congress
                       Center-Domed Stadium), (MBIA), (AMT),
                       5.50%, 7/1/20(6)                               6,562,570
        9,800          Metropolitan Pier and Exposition
                       Authority, IL, (McCormick Place
                       Expansion), RIBS, (MBIA), Variable Rate,
                       6/15/27(2)(3)                                 10,643,682
        4,500          Pennsylvania Turnpike Commission Oil
                       Franchise Tax, (AMBAC), Variable Rate,
                       12/1/27(2)(3)                                  2,994,930
        3,415          Regional Transportation Authority, LA,
                       (FGIC), 0.00%, 12/1/12                         1,669,218
       10,935          Regional Transportation Authority, LA,
                       (FGIC), 0.00%, 12/1/15                         4,379,358
       10,000          Regional Transportation Authority, LA,
                       (FGIC), 0.00%, 12/1/21                         2,732,200
       20,000          South Orange County, CA, Public
                       Financing Authority, (FGIC), Variable
                       Rate, 8/15/15(4)                              19,450,000
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------------
      $ 7,000          Utah Municipal Finance Corp., Local
                       Government Revenue, (FSA), 0.00%, 3/1/10  $    4,038,160
        6,000          Utah Municipal Finance Corp., Local
                       Government Revenue, (FSA),
                       0.00%, 3/1/11                                  3,247,020
-------------------------------------------------------------------------------
                                                                 $   81,926,008
-------------------------------------------------------------------------------
Insured-Transportation -- 5.4%
-------------------------------------------------------------------------------
      $ 1,680          Central Puget Sound, WA, Transportation
                       Authority, (FGIC), 4.75%, 2/1/28          $    1,382,623
       12,000          Florida Turnpike Authority, (FSA),
                       4.50%, 7/1/28(4)                               9,581,760
        8,750          Manchester Airport, NH, (MBIA),
                       4.50%, 1/1/28                                  6,772,675
       19,000          Massachusetts State Turnpike Authority,
                       (FGIC), 5.00%, 1/1/20                         17,552,010
       14,400          Metropolitan Washington, DC Airport
                       Authority, (MBIA), Variable Rate,
                       4/1/21(2)(3)                                  14,010,912
       18,200          Mobile, AL, Airport Authority, (MBIA),
                       6.375%, 10/1/14(4)                            19,526,780
       15,250          New Hampshire Turnpike System, (FGIC),
                       4.75%, 4/1/29                                 12,673,818
       10,000          Ohio Turnpike Commission, (FGIC),
                       4.50%, 2/15/24                                 8,074,700
        8,000          Ohio Turnpike Commission, (FGIC),
                       4.75%, 2/15/28                                 6,667,920
       10,000          Triborough Bridge and Tunnel Authority,
                       NY, (MBIA), Variable Rate, 1/1/19(2)(3)       10,276,400
       10,000          West Virginia, (FGIC), 4.50%, 6/1/23           8,143,300
-------------------------------------------------------------------------------
                                                                 $  114,662,898
-------------------------------------------------------------------------------
Insured-Water and Sewer -- 3.8%
-------------------------------------------------------------------------------
      $31,125          Atlanta, GA, (Water and Wastewater),
                       (FGIC), 5.00%, 11/1/38                    $   26,553,049
       20,980          Chicago, IL, Wastewater Transmission,
                       (MBIA), 0.00%, 1/1/26                          4,332,160
        7,150          Harrisburg, PA, Water Revenue Bonds,
                       RIBS, (FGIC), Variable Rate, 8/11/16(2)        6,560,125
       15,000          Honolulu, HI, City and County Waterworks
                       System Revenue, (FGIC), 4.50%, 7/1/28         11,925,300
       11,645          King County, WA, Sewer, (FGIC),
                       5.25%, 1/1/35                                 10,361,605
        7,100          Louisville and Jefferson County, KY,
                       Metropolitan Sewer District and Drainage
                       System Revenue, (FGIC), 4.75%, 5/15/28         5,913,732
        9,965          New York City, NY, Municipal Water
                       Finance Authority, (Water and Sewer
                       System), (FGIC), 4.75%, 6/15/31                8,250,422

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------------
      $ 9,000          Tampa Bay, FL, Water Utility System,
                       (FGIC), 4.75%, 10/1/27                    $    7,541,640
-------------------------------------------------------------------------------
                                                                 $   81,438,033
-------------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.3%
-------------------------------------------------------------------------------
      $ 6,645          Hardeman County, TN, (Correctional
                       Facilities Corp.), 7.75%, 8/1/17          $    7,111,147
-------------------------------------------------------------------------------
                                                                 $    7,111,147
-------------------------------------------------------------------------------
Miscellaneous -- 1.5%
-------------------------------------------------------------------------------
      $ 5,520          American Samoa Economic Development
                       Authority, (Executive Office Building),
                       10.125%, 9/1/08                           $    5,721,259
       12,000          Charter Mac Equity, (AMT),
                       6.625%, 6/30/09                               11,823,360
       10,200          Orange County, NC, (Community Activity
                       Corp.), 8.00%, 3/1/24(1)                       5,100,000
        1,600          Pittsfield Township, MI, EDC, (Arbor
                       Hospice), 7.875%, 8/15/27                      1,610,464
        3,416          Tax Exempt Securities Trust,
                       5.50%, 12/1/36(3)                              3,072,455
        3,664          Tax Exempt Securities Trust,
                       5.875%, 12/1/36(3)                             3,466,358
-------------------------------------------------------------------------------
                                                                 $   30,793,896
-------------------------------------------------------------------------------
Nursing Home -- 6.5%
-------------------------------------------------------------------------------
      $13,125          Bell County, TX, (Riverside Healthcare,
                       Inc. - Normandy Terrace), 9.00%, 4/1/23   $   15,129,188
        3,755          Collier County, FL, IDA, Retirement
                       Rental, (Beverly Enterprises - Florida,
                       Inc.), 10.75%, 3/1/03                          4,064,187
        4,885          Delaware County, PA, (Mainline -
                       Haverford Nursing and Rehabilitation
                       Centers), 9.00%, 8/1/22                        5,478,039
        2,150          Hillsborough County, FL, IDA, (Tampa Bay
                       Retirement Center), 0.00%, 6/1/25              1,071,904
       10,085          Hillsborough County, FL, IDA, (Tampa Bay
                       Retirement Center), 7.00%, 6/1/25              9,719,520
       10,000          Indianapolis, IN, (National Benevolent
                       Association - Robin Run Village),
                       7.625%, 10/1/22                               10,591,000
        3,370          Lackawanna County, PA, IDA, (Edella
                       Street Associates), 8.875%, 9/1/14             3,626,963
        2,660          Luzerne County, PA, IDA, (River Street
                       Associates), 8.75%, 6/15/07                    2,848,009
       13,250          Massachusetts Industrial Financing
                       Authority, (Age Institute of
                       Massachusetts), 8.05%, 11/1/25                14,287,740
       11,755          Mississippi Business Finance Corp.,
                       (Magnolia Healthcare), 7.99%, 7/1/25          12,136,215
        6,750          Missouri HEFA, (Bethesda Health Group of
                       Saint Louis, Inc.), 6.625%, 8/15/05            6,994,148
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Nursing Home (continued)
-------------------------------------------------------------------------------
      $14,000          Missouri HEFA, (Bethesda Health Group of
                       Saint Louis, Inc.), 7.50%, 8/15/12        $   15,177,540
       12,370          Montgomery, PA, IDA, (Advancement of
                       Geriatric Health Care Institute),
                       8.375%, 7/1/23                                13,207,325
        4,885          New Jersey EDA, (Claremont Health
                       System, Inc.), 9.10%, 9/1/22                   5,321,866
        5,915          New Jersey EDA, (Victoria Health Corp.),
                       7.75%, 1/1/24                                  6,276,702
        5,000          Sussex County, DE, (Delaware Health
                       Corp.), 7.50%, 1/1/14                          5,136,750
        5,000          Sussex County, DE, (Delaware Health
                       Corp.), 7.60%, 1/1/24                          5,149,000
        2,440          Westmoreland, PA, (Highland Health
                       Systems, Inc.), 9.25%, 6/1/22                  2,663,040
-------------------------------------------------------------------------------
                                                                 $  138,879,136
-------------------------------------------------------------------------------
Senior Living / Life Care -- 3.9%
-------------------------------------------------------------------------------
      $14,700          Albuquerque, NM, Retirement Facilities,
                       (La Vida Liena Retirement Center),
                       5.75%, 12/15/28                           $   13,246,464
       10,000          Albuquerque, NM, Retirement Facilities,
                       (La Vida Liena Retirement Center),
                       6.60%, 12/15/28                                9,225,300
       10,000          Atlantic Beach, FL, (Fleet Landing),
                       8.00%, 10/1/24                                10,818,500
       12,435          De Kalb County, GA, Private Hospital
                       Authority, (Atlanta, Inc.),
                       8.50%, 3/1/25(5)                               6,217,500
        2,100          Loudoun County, VA, IDA, (Falcons
                       Landing), 9.25%, 7/1/04                        2,362,374
       15,000          Louisiana HFA, (HCC Assisted Living
                       Group 1), (AMT), 9.00%, 3/1/25                16,231,350
       12,400          North Miami, FL, Health Facilities
                       Authority, (Imperial Club),
                       6.75%, 1/1/33                                 11,363,608
          800          North Miami, FL, Health Facilities
                       Authority, (Imperial Club),
                       9.00%, 1/1/12                                    803,400
        5,500          Ridgeland, MS, Urban Renewal, (The
                       Orchard), 7.75%, 12/1/15                       5,780,720
        2,565          South Dakota HEFA, (Prairie Lakes Health
                       Care), 7.25%, 4/1/22                           2,763,326
        4,000          Wisconsin HEFA, (Senior Housing),
                       7.00%, 8/1/29                                  3,969,760
          640          Wisconsin HEFA, (Senior Housing),
                       8.00%, 8/1/02                                    640,467
-------------------------------------------------------------------------------
                                                                 $   83,422,769
-------------------------------------------------------------------------------
Special Tax Revenue -- 0.5%
-------------------------------------------------------------------------------
      $10,000          Lincoln, CA, Public Financing Authority,
                       (Twelve Bridges), 6.20%, 9/2/25           $    9,993,000
-------------------------------------------------------------------------------
                                                                 $    9,993,000
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------
Transportation -- 2.6%
-------------------------------------------------------------------------------
      $20,000          Atlanta, GA, Metropolitan Rapid
                       Transportation Authority, Variable Rate,
                       7/1/20(2)(3)                              $   16,688,800
        5,750          Connector 2000 Association, Inc., South
                       Carolina Bridge & Toll Road Revenue,
                       (Southern Connector), 5.25%, 1/1/23            4,908,775
        4,735          Denver, CO, City and County Airport
                       Revenue, (AMT), 7.50%, 11/15/23                5,220,906
       10,000          Kansas Highway Transportation
                       Department, 5.75%, 9/1/18                     10,078,400
       15,000          Port Authority of New York and New
                       Jersey, (AMT), Variable Rate, 1/15/27(2)      15,660,000
        3,000          Tri-County, OR, Metropolitan
                       Transportation District, Variable Rate,
                       8/1/19(2)(3)                                   2,481,060
-------------------------------------------------------------------------------
                                                                 $   55,037,941
-------------------------------------------------------------------------------
Water and Sewer -- 2.7%
-------------------------------------------------------------------------------
      $10,960          California Water Resources, (Central
                       Valley), Variable Rate, 12/1/24(2)(3)     $    9,455,082
       10,135          California Water Resources, (Central
                       Valley), Variable Rate, 12/1/28(2)(3)          8,136,783
       10,000          De Kalb County, GA, (Water and Sewer),
                       5.00%, 10/1/28                                 8,826,200
       12,500          Jacksonville, FL, (Water and Sewer),
                       5.375%, 10/1/29                               11,656,625
        7,000          Metropolitan Southern California
                       Waterworks, Variable Rate, 7/1/27(2)(3)        4,840,360
        1,805          Metropolitan Southern California
                       Waterworks, 3.05%, 7/1/21                      1,805,000
        9,400          Metropolitan Southern California
                       Waterworks, Variable Rate, 7/1/21(2)(3)        6,499,442
        8,100          New York City, NY, Municipal Water
                       Finance Authority, 5.00%, 6/15/29              7,108,884
-------------------------------------------------------------------------------
                                                                 $   58,328,376
-------------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost, $2,097,651,227)                             $2,121,296,645
-------------------------------------------------------------------------------

TAXABLE-INVESTMENT -- 0.0%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------
Senior Living / Life Care -- 0.0%
-------------------------------------------------------------------------------
      $   305          Ridgeland, MS, Urban Renewal, (The
                       Orchard), 9.00%, 12/1/00                  $      305,131
-------------------------------------------------------------------------------
                                                                 $      305,131
-------------------------------------------------------------------------------
Total Taxable-Investment
   (identified cost, $305,000)                                   $      305,131
-------------------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost, $2,097,956,227)                             $2,121,601,776
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                           $    3,943,037
-------------------------------------------------------------------------------
Net Assets -- 100.0%                                             $2,125,544,813
-------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

At September 30, 1999, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:


California                                 11.1%
Others, representing less than 10%         88.7%
individually

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 26.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.3% to 10.5% of total investments.

(1)  Non-income producing security.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4) Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)  The Portfolio is accruing only partial interest on this security.
(6)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $2,097,956,227)      $2,121,601,776
Cash                                          11,257,519
Receivable for investments sold                  183,270
Interest receivable                           37,079,429
--------------------------------------------------------
TOTAL ASSETS                              $2,170,121,994
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for investments purchased         $   10,733,119
Demand note payable                            2,000,000
Payable to affiliate for Trustees' fees            3,716
Payable for when-issued securities            31,818,945
Accrued expenses                                  21,401
--------------------------------------------------------
TOTAL LIABILITIES                         $   44,577,181
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $2,125,544,813
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $2,101,899,264
Net unrealized appreciation (computed on
   the basis of identified cost)              23,645,549
--------------------------------------------------------
TOTAL                                     $2,125,544,813
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 1999
Investment Income
-------------------------------------------------------
Interest                                  $ 146,903,416
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 146,903,416
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   9,604,930
Trustees fees and expenses                       46,609
Legal and accounting services                   121,705
Custodian fee                                   393,855
Miscellaneous                                   141,302
-------------------------------------------------------
TOTAL EXPENSES                            $  10,308,401
-------------------------------------------------------
Deduct:
   Reduction of custodian fee             $     393,855
-------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     393,855
-------------------------------------------------------

NET EXPENSES                              $   9,914,546
-------------------------------------------------------

NET INVESTMENT INCOME                     $ 136,988,870
-------------------------------------------------------

Realized and Unrealized
Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  29,879,276
   Financial futures contracts                1,881,412
-------------------------------------------------------
NET REALIZED GAIN                         $  31,760,688
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(284,216,835)
   Financial futures contracts                3,608,750
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(280,608,085)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(248,847,397)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(111,858,527)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED          YEAR ENDED
IN NET ASSETS                             SEPTEMBER 30, 1999  SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $      136,988,870  $      133,228,452
   Net realized gain                              31,760,688          62,170,470
   Net change in unrealized appreciation
      (depreciation)                            (280,608,085)         13,950,121
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (111,858,527) $      209,349,043
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      375,986,994  $      389,124,010
   Withdrawals                                  (478,708,432)       (439,963,679)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     (102,721,438) $      (50,839,669)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (214,579,965) $      158,509,374
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                      $    2,340,124,778  $    2,181,615,404
--------------------------------------------------------------------------------
AT END OF YEAR                            $    2,125,544,813  $    2,340,124,778
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    YEAR ENDED SEPTEMBER 30,
                                 --------------------------------------------------------------
                                    1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------
Expenses                             0.45%        0.45%        0.52%        0.49%          0.50%
Expenses after custodian fee
   reduction                         0.43%        0.43%        0.52%        0.48%          0.49%
Net investment income                5.92%        5.93%        6.51%        6.65%          7.00%
Portfolio Turnover                     60%          28%          17%          19%            54%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)               $2,125,545   $2,340,125   $2,181,615   $2,212,478   $2,260,646
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1999, the fee was equivalent to 0.42% of the Portfolio's average daily net assets for such period and amounted to $9,604,930. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1999, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,418,989,864 and $1,370,293,031, respectively, for the year ended September 30, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $2,098,176,419
    --------------------------------------------------------
    Gross unrealized appreciation             $  120,834,158
    Gross unrealized depreciation                (97,408,801)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   23,425,357
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks ($120 million effective October 12, 1999). The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1999, the Portfolio had a balance outstanding pursuant to this line of credit of $2,000,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 1999.

6 Financial Instruments
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   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 1999, there were no outstanding obligations under these financial instruments.

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF NATIONAL MUNICIPALS PORTFOLIO
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We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Municipals Portfolio as of September 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1999 and 1998 and the supplementary data for each of the years in the five-year period ended September 30, 1999. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Municipals Portfolio at September 30, 1999, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         October 29, 1999

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partner

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant